Concession Financial Assets and Liabilities - Summary of Generation Indemnity Receivable (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) MW	Dec. 31, 2016 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Installed capacity (MW) | MW	3,601.70
Net balance of assets based on historical cost	R$ 204
Net balance of assets based on fair value (replacement cost)	816	R$ 547
Monitory adjustment (C)	317	R$ 352
Miranda and Sao Simao hydroelectric plants [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Net balance of assets based on historical cost	814
Net balance of assets based on fair value (replacement cost)	838
Residual value of assets of basis project based on replacement of cost at December 2017	813
Adjustment	215
Amounts based on MME Order 291 (A)+(B)	1,028
Monitory adjustment (C)	56
Residual value of assets of basis project at 2017	R$ 1,084
Miranda and Sao Simao hydroelectric plants [member] | Miranda hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2016-12
Net balance of assets based on historical cost	R$ 751
Net balance of assets based on fair value (replacement cost)	632
Residual value of assets of basis project based on replacement of cost at December 2017	610
Adjustment	174
Amounts based on MME Order 291 (A)+(B)	784
Monitory adjustment (C)	25
Residual value of assets of basis project at 2017	R$ 809
Miranda and Sao Simao hydroelectric plants [member] | Sao simao hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-01
Net balance of assets based on historical cost	R$ 63
Net balance of assets based on fair value (replacement cost)	206
Residual value of assets of basis project based on replacement of cost at December 2017	203
Adjustment	41
Amounts based on MME Order 291 (A)+(B)	244
Monitory adjustment (C)	31
Residual value of assets of basis project at 2017	R$ 275
Tres Marias Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	396.00
Net balance of assets based on historical cost	R$ 71
Net balance of assets based on fair value (replacement cost)	R$ 413
Salto Grande Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	102.00
Net balance of assets based on historical cost	R$ 11
Net balance of assets based on fair value (replacement cost)	R$ 39
Itutinga Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	52.00
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value (replacement cost)	R$ 7
Camargos hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	46.00
Net balance of assets based on historical cost	R$ 8
Net balance of assets based on fair value (replacement cost)	R$ 23
Piau Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	18.01
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 9
Gafanhoto Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	14.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 10
Peti Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	9.40
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Dona Rita Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2013-09
Installed capacity (MW) | MW	2.41
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 1
Tronqueiras Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	8.50
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 12
Joasal Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	8.40
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Martins Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	7.70
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 4
Cajuru Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	7.20
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value (replacement cost)	R$ 4
Paciencia Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	4.08
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Marmelos Small Hydroelectric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	4.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Volta grande hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2017-02
Installed capacity (MW) | MW	380.00
Net balance of assets based on historical cost	R$ 26
Net balance of assets based on fair value (replacement cost)	R$ 70
Miranda hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2016-12
Installed capacity (MW) | MW	408.00
Net balance of assets based on historical cost	R$ 26
Net balance of assets based on fair value (replacement cost)	R$ 23
Jaguara hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2013-08
Installed capacity (MW) | MW	424.00
Net balance of assets based on historical cost	R$ 40
Net balance of assets based on fair value (replacement cost)	R$ 174
Sao simao hydroelectric plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Concession expiration date	2015-01
Installed capacity (MW) | MW	1,710.00
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 3